Dividends and Buyback of equity shares	12 Months Ended
Mar. 31, 2023
Text Blocks Abstract
Dividends and Buyback of equity shares

22. Dividends and Buyback of equity shares

The Company declares and pays dividends in Indian rupees. According to the Companies Act, 2013 any dividend should be declared out of accumulated distributable profits. A Company may, before the declaration of any dividend, transfer a percentage of its profits for that financial year as it may consider appropriate to the reserves.

The cash dividends paid per equity share were ₹ 1, ₹ 1 and ₹ 6 (including ₹ 5 declared on March 25, 2022), during the years ended March 31, 2021, 2022 and 2023, respectively.

During the year ended March 31, 2021, the Company concluded the buyback of 237,500,000 equity shares as approved by the Board of Directors on October 13, 2020. This has resulted in a total cash outflow of ₹ 116,445 (including tax on buyback of ₹ 21,445). In line with the requirement of the Companies Act, 2013, an amount of ₹ 1,427 and ₹ 115,018 has been utilized from share premium and retained earnings respectively. Further, capital redemption reserve (included in other reserves) of ₹ 475 (representing the nominal value of the shares bought back) has been created as an apportionment from retained earnings. Consequent to such buyback, the paid-up equity share capital has reduced by ₹ 475.